Property and Equipment - Schedule of Property and Equipment and the Related Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	$ 1,079	$ 1,071	$ 1,509
Cost, Additions during year	33	6	3
Cost, Transfers/ abandonments during year			(310)	[1]
Cost, Foreign currency translation reserve	(26)	2	(130)
Cost, Balance at end of year	1,086	1,079	1,071
Accumulated depreciation, Balance at beginning of year	443	349	314
Accumulated depreciation, Additions during year	87	98	116
Accumulated depreciation, abandonments during year			(32)	[1]
Accumulated depreciation, Foreign currency translation reserve	(5)	(4)	(49)
Accumulated depreciation, Balance at end of year	525	443	349
Net book value, Balance at end of year	561	636	722
Land [Member]
Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	87	77	73
Cost, Additions during year
Cost, Transfers/ abandonments during year
Cost, Foreign currency translation reserve	(16)	10	4
Cost, Balance at end of year	71	87	77
Accumulated depreciation, Balance at beginning of year
Accumulated depreciation, Additions during year
Accumulated depreciation, abandonments during year
Accumulated depreciation, Foreign currency translation reserve
Accumulated depreciation, Balance at end of year
Net book value, Balance at end of year	71	87	77
Plant and equipment [Member]
Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	959	966	1,407
Cost, Additions during year
Cost, Transfers/ abandonments during year			(310)	[1]
Cost, Foreign currency translation reserve	(11)	(7)	(131)
Cost, Balance at end of year	948	959	966
Accumulated depreciation, Balance at beginning of year	418	326	292
Accumulated depreciation, Additions during year	80	95	114
Accumulated depreciation, abandonments during year			(32)	[1]
Accumulated depreciation, Foreign currency translation reserve	(5)	(3)	(48)
Accumulated depreciation, Balance at end of year	493	418	326
Net book value, Balance at end of year	455	541	640
Office equipment [Member]
Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	33	28	29
Cost, Additions during year	33	6	3
Cost, Transfers/ abandonments during year
Cost, Foreign currency translation reserve	1	(1)	(3)
Cost, Balance at end of year	67	33	28
Accumulated depreciation, Balance at beginning of year	25	23	22
Accumulated depreciation, Additions during year	7	3	2
Accumulated depreciation, abandonments during year
Accumulated depreciation, Foreign currency translation reserve		(1)	(1)
Accumulated depreciation, Balance at end of year	32	25	23
Net book value, Balance at end of year	$ 35	$ 8	$ 5

[1]	Between 2016 and January 2022, the company operated a grid-connected proof-of-concept wave energy array in Gibraltar. On January 20, 2022, the company announced a collaboration agreement with AltaSea, a non-profit that accelerates scientific collaboration and advances an emerging blue economy, at the Port of Los Angeles. On March 2, 2022, the company announced its intent to relocate the energy conversion unit from Gibraltar to AltaSea’s premises in the Port of Los Angeles. Eco Wave Power intends to develop and supply new and upgraded floaters for its planned pilot in AltaSea’s premises, while Gibraltar power station’s floater mechanisms were sent to steel recycling. As a result, the company recorded a one-off loss of $278 in 2022 as a loss on abandonment of fixed assets.